Membership Interests (Schedule of Cash Capital Contributions) (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Oct. 26, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Members contribution	$ 116	$ 336	$ 318	$ 425	$ 705	$ 788
February 17, 2022 [Member]
Related Party Transaction [Line Items]
Payment Date				Feb. 17, 2022
Members contribution				$ 106
April 26, 2022 [Member]
Related Party Transaction [Line Items]
Payment Date				Apr. 26, 2022
Members contribution				$ 106
July 26, 2022 [Member]
Related Party Transaction [Line Items]
Payment Date				Jul. 26, 2022
Members contribution				$ 106
October 24, 2022 [Member]
Related Party Transaction [Line Items]
Payment Date				Oct. 24, 2022
Members contribution				$ 106
February 13, 2023 [Member]
Related Party Transaction [Line Items]
Payment Date		Feb. 13, 2023
Members contribution		$ 106
April 27, 2023 [Member]
Related Party Transaction [Line Items]
Payment Date		Apr. 27, 2023
Members contribution		$ 115
July 27, 2023 [Member]
Related Party Transaction [Line Items]
Payment Date		Jul. 27, 2023
Members contribution		$ 115